                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  7/31
Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE FLOATING RATE FUND

                               AT APRIL 30, 2008

APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




SENIOR LOANS (83.3%)(i)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.9%)
AxleTech Intl
 2nd Lien Term Loan
 04-21-13                                9.19%         $500,000              $460,000
AxleTech Intl
 Tranche B Term Loan
 10-19-15                           4.70-5.10         1,000,000               930,000
Spirit AeroSystems
 Tranche B Term Loan
 09-30-13                                4.57         1,009,625               991,956
TransDigm
 Term Loan
 06-23-13                                4.66           800,000               773,000
Wesco Aircraft Hardware
 1st Lien Term Loan
 09-29-13                                4.95           778,000               757,904
Wesco Aircraft Hardware
 2nd Lien Term Loan
 03-28-14                                8.45           775,000               749,813
                                                                      ---------------
Total                                                                       4,662,673
-------------------------------------------------------------------------------------


AIRLINES (1.4%)
Delta Airlines
 2nd Lien Term Loan
 04-30-14                                6.15         1,811,313             1,433,763
Delta Airlines
 Synthetic Revolver Term Loan
 04-30-12                           2.15-4.90         2,277,000             1,848,173
United Airlines
 Term Loan
 02-01-14                           4.75-4.94         1,958,611             1,681,957
US Airways
 Term Loan
 03-23-14                                5.39         2,821,500             2,096,741
                                                                      ---------------
Total                                                                       7,060,634
-------------------------------------------------------------------------------------


AUTOMOTIVE (4.3%)
Cooper Standard Auto
 Tranche D Term Loan
 12-23-11                                5.25           488,750               469,200
Delphi
 Tranche B
 Debtor in Possession
 Term Loan
 07-01-08                                6.38         2,500,000(m)          2,502,074
Delphi
 Tranche C
 Debtor in Possession
 Term Loan
 07-01-08                                6.88           800,000(m)            801,432
Goodyear Engineered Product
 1st Lien Term Loan
 07-31-14                                5.40         1,044,750               861,919
Goodyear Engineered Product
 Delayed Draw Term Loan
 07-31-14                                5.37           149,625               123,441
Goodyear Tire & Rubber
 2nd Lien Term Loan
 04-30-14                                4.54         1,850,000             1,759,036
Mark IV
 2nd Lien Term Loan
 12-31-11                         11.14-11.99         1,000,000               512,500
Mark IV
 Tranche B Term Loan
 06-21-11                           7.14-8.26         1,225,271               946,522
Metaldyne
 Synthetic Letter of Credit
 01-11-12                                3.90            14,829(j)             11,278
 01-11-12                           3.90-6.50           289,338               220,041
Metaldyne
 Term Loan
 01-11-14                                6.50         2,068,333             1,572,968
Motorsports Aftermarket
 Tranche B Term Loan
 11-30-13                                5.20         1,259,063             1,057,613
Navistar Intl
 Revolving Credit Term Loan
 01-19-12                           6.15-6.85         1,186,667             1,111,515
Navistar Intl
 Term Loan
 01-19-12                           6.15-6.29         3,263,333             3,059,374
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                                4.76         1,481,250             1,417,379
Plastech Engineered Products
 1st Lien Term Loan
 02-12-13                                9.88           816,750               343,035
TRW Automotive Acquisition
 Tranche B1 Term Loan
 02-09-14                           4.25-4.69         2,307,563             2,223,197
Visteon
 Term Loan
 06-13-13                                7.19         2,250,000             1,918,124
 12-13-13                                7.19         1,125,000               965,633
                                                                      ---------------
Total                                                                      21,876,281
-------------------------------------------------------------------------------------


BANKING (0.2%)
Ashtead Group
 Term Loan
 08-31-11                                4.50           940,500               874,665
-------------------------------------------------------------------------------------


BROKERAGE (0.3%)
Nuveen Investments
 Term Loan
 11-13-14                           5.86-5.89         1,800,000             1,716,750
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.3%)
Jacuzzi Brands
 Letter of Credit
 02-15-14                                5.26           162,162               129,243
Jacuzzi Brands
 Tranche B Term Loan
 02-15-14                           5.13-5.29         1,823,243             1,453,125
                                                                      ---------------
Total                                                                       1,582,368
-------------------------------------------------------------------------------------


CHEMICALS (4.7%)
Brenntag
 Acquisition Facility Term Loan
 01-18-14                                5.79           142,364(c)            132,398
Brenntag
 Tranche B2 Term Loan
 01-18-14                                5.79           582,636(c)            525,829
Celanese
 Credit Linked Deposit
 04-02-13                                2.73           600,000(c)            579,282
Celanese
 Term Loan
 04-02-14                                4.19           886,038(c)            857,401
Cognis Deutschland
 Tranche C 1st Lien Term Loan
 09-04-13                                4.80         3,050,000(c)          2,729,750
Georgia Gulf
 Tranche B Term Loan
 10-03-13                           5.24-6.75         1,550,969             1,445,208
Hercules
 Tranche B Term Loan
 10-08-10                                4.36         1,333,333             1,289,173


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (CONT.)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                                4.94%       $1,513,428            $1,432,081
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                                5.00           328,760               310,405
Hexion Specialty Chemicals
 Tranche C4 Term Loan
 05-05-13                                5.38         1,452,875             1,371,761
Huntsman Intl LLC
 Tranche B Term Loan
 04-19-14                                4.64         3,011,227             2,913,994
Ineos Group
 Tranche A4 Term Loan
 12-16-12                           4.63-4.65         2,050,884(c)          1,935,522
Invista Canada
 Tranche B2 Term Loan
 04-29-11                                4.20           880,268               845,057
Invista SARL
 Tranche B1 Term Loan
 04-29-11                                4.20         1,625,558             1,576,791
ISP Chemical
 Term Loan
 06-04-14                           4.50-4.88         1,520,529             1,429,297
MacDermid
 Tranche B Term Loan
 04-12-14                                4.70           888,327               799,494
Millenium Chemicals
 1st Lien Term Loan
 05-15-14                                4.95         1,296,750             1,134,656
Millenium Chemicals
 2nd Lien Term Loan
 11-15-14                                8.45           825,000               627,000
Rockwood Specialties Group
 Tranche E Term Loan
 12-13-13                                4.40         1,067,964             1,020,130
Univar
 Tranche B Term Loan
 10-10-14                                5.70         1,243,500(c)          1,144,020
                                                                      ---------------
Total                                                                      24,099,249
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (1.2%)
Flowserve
 Tranche B Term Loan
 08-10-12                                4.25         2,871,205             2,770,713
Nacco Materials
 Delayed Draw Term Loan
 03-21-13                           4.86-6.74           982,500               864,600
Neff
 2nd Lien Term Loan
 11-30-14                                8.44         2,300,000             1,682,289
Xerium Technologies
 Tranche B Term Loan
 05-30-12                                5.45         1,201,355               933,056
                                                                      ---------------
Total                                                                       6,250,658
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (2.1%)
Amscan
 Term Loan
 05-25-13                           4.86-5.34         2,302,991             1,957,543
Chattem
 Tranche B Term Loan
 12-21-12                                4.46           526,833               509,711
Fender Musical Instruments
 Delayed Draw Term Loan
 06-07-08                                6.97           817,084               674,094
Fender Musical Instruments
 Tranche B Term Loan
 06-09-14                                7.16         1,621,912             1,427,282
Huish Detergents
 2nd Lien Term Loan
 10-26-14                                6.95         1,200,000               930,996
Huish Detergents
 Tranche B 1st Lien Term Loan
 04-26-14                                4.70         1,042,125               917,727
Jarden
 Tranche B Term Loan
 01-24-12                                4.45         1,577,637             1,502,305
Simmons
 Tranche D Term Loan
 12-19-11                           4.88-7.25         1,628,487             1,481,923
Spectrum Brands
 Letter of Credit
 03-30-14                                2.56            66,452                60,205
Visant
 Tranche C Term Loan
 12-21-11                                6.72           844,846               811,052
Weight Watchers Intl
 Tranche B Term Loan
 01-26-14                                4.25           592,500               565,838
                                                                      ---------------
Total                                                                      10,838,676
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (4.2%)
Alixpartners LLC
 Tranche B Term Loan
 10-12-13                                4.71         2,096,756             2,033,853
Contech Constructions Products
 Term Loan
 01-31-13                           4.75-4.87         2,245,161             1,936,451
Foamex Intl
 Tranche B 1st Lien Term Loan
 02-12-13                           5.96-7.25           633,794               535,556
Generac
 1st Lien Term Loan
 11-09-13                                5.18           882,000               703,025
Generac
 2nd Lien Term Loan
 05-09-13                               11.23           650,000               464,100
GenTek
 Term Loan
 02-28-11                           4.75-4.80         1,196,766             1,101,025
GPX Intl Tire
 Term Loan
 04-06-12                         10.10-11.00           892,908               692,004
Hillman Group
 Tranche B Term Loan
 03-31-11                                5.94         1,962,494             1,717,182
Invensys
 Term Loan
 Invensys
 Tranche A Term Loan
 01-15-11                                5.39           622,917(c)            583,984
 12-14-12                                5.13           527,083(c)            494,141
Johnson Diversey
 Tranche B Term Loan
 12-16-11                                5.11           509,702               491,863
Maxim Crane Works LP
 Tranche B Term Loan
 06-30-14                           4.71-6.00           992,500               878,363
New Customer Service
 Term Loan
 05-22-14                           5.21-5.60         2,088,910             1,789,506
Rexnord Holdings
 Tranche B Term Loan
 07-21-13                           5.32-5.99         1,448,361             1,318,008
Rexnord Holdings
 Tranche B2 Term Loan
 07-19-13                                4.98         1,299,779             1,208,794
RSC Holding III
 2nd Lien Term Loan
 11-21-13                                6.23         1,412,617             1,232,509
Sensus Metering Systems
 Tranche B1 Term Loan
 12-17-10                           4.82-6.91         1,801,566             1,693,472
Sensus Metering Systems
 Tranche B2 Term Loan
 12-17-10                           6.72-6.91           124,275               116,818
Vangent
 Term Loan
 02-14-13                           4.93-5.35           863,873               760,208
Wire Rope Corp of America
 Term Loan
 02-07-14                                4.95         1,585,371             1,442,688
                                                                      ---------------
Total                                                                      21,193,550
-------------------------------------------------------------------------------------


ELECTRIC (5.5%)
AES
 Term Loan
 08-10-11                           7.10-7.19         1,571,429             1,525,276
ANP Funding I LLC
 Tranche A Term Loan
 07-29-10                                6.18           170,482               166,732
Bicent Power
 Tranche B 1st Lien Term Loan
 06-30-14                                4.70           113,296               105,012
Boston Generating LLC
 Revolver Term Loan
 12-20-13                                2.57            62,759                57,398
Boston Generating LLC
 Synthetic Letter of Credit
 12-20-13                                2.57           224,138               201,724
Boston Generating LLC
 Tranche B Term Loan
 12-20-13                                4.95         1,000,440               933,190
Calpine
 Term Loan
 03-29-14                                5.58         4,832,904             4,545,201
Coleto Creek Power LP
 2nd Lien Term Loan
 06-28-13                                6.70           687,750               566,018
Energy Future Holdings
 Tranche B2 Term Loan
 10-10-14                           6.48-6.60         2,242,435             2,148,410
Enersys
 Term Loan
 03-17-11                           4.35-4.88         1,967,392(c)          1,839,511
La Paloma Generating LLC
 2nd Lien Term Loan
 08-16-13                                6.20         2,777,778             2,430,556


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
LS Power
 2nd Lien Term Loan
 11-01-15                                6.45%         $677,722              $674,333
Metcalf Energy Center LLC
 Term Loan
 06-20-10                                5.74         3,000,000             2,879,999
NE Energy
 2nd Lien Term Loan
 05-01-14                                7.13         1,000,000               825,000
NE Energy
 Synthetic Letter of Credit
 11-01-13                                5.25           179,675               159,911
NE Energy
 Tranche B Term Loan
 11-01-13                                5.40         1,462,563             1,295,290
NRG Energy
 Credit Linked Deposit
 02-01-13                                4.35           643,216               614,001
Reliant Energy
 Letter of Credit
 06-30-14                                2.59         1,650,000             1,553,756
TPF Generating Holding
 1st Lien Term Loan
 12-15-13                                4.70           605,744               575,457
TPF Generating Holding
 2nd Lien Term Loan
 12-15-14                                6.95         2,525,000             2,253,563
TPF Generating Holding
 Synthetic Letter of Credit
 12-15-13                                2.60           120,434               113,736
TPF Generating Holding
 Synthetic Revolver Term Loan
 12-15-13                                4.73            37,754                35,654
USPF Holdings LLC
 Term Loan
 04-11-14                           4.47-4.48         2,704,563             2,447,628
                                                                      ---------------
Total                                                                      27,947,356
-------------------------------------------------------------------------------------


ENTERTAINMENT (3.4%)
24 Hour Fitness
 Tranche B Term Loan
 06-08-12                           5.20-7.22           897,710               798,962
AMC Entertainment
 Term Loan
 01-26-13                                4.64         1,705,573             1,606,087
AMF Bowling Worldwide
 Tranche B 1st Lien Term Loan
 06-12-13                           5.20-5.49         1,265,438               968,060
Cedar Fair LP
 Term Loan
 08-30-12                                4.86           667,902               635,007
Cinemark USA
 Term Loan
 10-05-13                           4.46-4.82         3,080,592             2,932,969
Hit Entertainment
 2nd Lien Term Loan
 02-26-13                                8.60           500,000               420,000
Hit Entertainment
 Term Loan
 06-12-14                                5.70         1,482,610             1,334,349
MGM Holdings II
 Tranche B1 Term Loan
 04-08-12                                5.95         2,821,500             2,243,093
Natl CineMedia
 Term Loan
 02-13-15                                4.62           875,000               812,000
Regal Cinemas
 Term Loan
 11-10-10                                4.20           959,123               911,167
Six Flags Premier Parks
 Tranche B Term Loan
 04-30-15                           5.15-5.35         3,002,313             2,670,196
Universal City
 Term Loan
 06-09-11                           4.30-4.82         1,575,000             1,527,750
Warner Music Group
 Term Loan
 02-28-11                           4.89-5.93           384,129               354,839
                                                                      ---------------
Total                                                                      17,214,479
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.6%)
Allied Waste North America
 Term Loan
 03-28-14                           4.30-4.80           606,680               586,283
Allied Waste North America
 Tranche A Credit Linked Deposit
 03-28-14                                4.84           294,867               284,853
EnviroSolutions Real Property
 Term Loan
 07-15-12                                8.00           699,713               549,275
Synagro Technologies
 Tranche B 1st Lien Term Loan
 04-02-14                           4.70-5.70         1,985,000             1,677,325
                                                                      ---------------
Total                                                                       3,097,736
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (2.4%)
Advance Food
 1st Lien Term Loan
 03-15-14                                4.45           885,500               788,095
Advance Food
 Delayed Draw Term Loan
 03-15-14                                4.45            76,475                68,063
Aramark
 Letter of Credit
 TBD                                      TBD            47,788(g,h)           45,757
 01-26-14                                5.20           131,743               126,144
Aramark
 Term Loan
 TBD                                      TBD           752,212(g,h)          720,378
 01-26-14                                4.57         2,073,722             1,985,962
B&G Foods
 Tranche C Term Loan
 02-26-13                                5.90           621,739               593,761
Bolthouse Farms
 1st Lien Term Loan
 12-16-12                                5.00           488,750               463,091
Bumble Bee Seafoods LLC
 Tranche B Term Loan
 05-02-12                           4.96-5.49         2,000,000             1,885,000
Dean Foods
 Tranche B Term Loan
 04-02-14                           4.45-4.62         1,584,000             1,507,873
Fresh Start Bakeries
 2nd Lien Term Loan
 03-29-14                                8.44           525,000               472,500
Fresh Start Bakeries
 Term Loan
 09-30-13                           4.94-7.00           497,500               452,725
Michael Foods
 Tranche B1 Term Loan
 11-21-10                           4.54-6.85         1,296,876             1,264,454
OSI Group LLC
 Term Loan
 09-15-11                                4.67         1,347,921             1,196,280
Restaurant Company
 Term Loan
 05-03-13                           6.75-7.61           982,500               815,475
                                                                      ---------------
Total                                                                      12,385,558
-------------------------------------------------------------------------------------


GAMING (3.9%)
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
 TBD                                      TBD           466,142(g,h,j)        435,842
 05-18-13                           4.92-5.40           364,173               340,502
Cannery Casino Resorts LLC
 1st Lien Term Loan
 05-18-12                                5.32         1,012,037               952,580
Cannery Casino Resorts LLC
 2nd Lien Term Loan
 05-18-13                                7.32         1,000,000               911,250
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                      TBD           733,333(g,h,j)        608,667
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-06-14                                6.26         1,466,667             1,224,667
Golden Nugget
 1st Lien Term Loan
 06-30-14                           4.80-4.89         1,081,818               962,818
Golden Nugget
 2nd Lien Term Loan
 06-30-14                                6.50         2,025,000             1,417,500
Golden Nugget
 Delayed Draw Term Loan
 TBD                                      TBD           618,182(g,h,j)        544,000
Greektown Casino LLC
 Incremental Tranche B Term Loan
 12-03-12                                5.50           252,335               214,485
Greektown Casino LLC
 Tranche B Term Loan
 12-03-12                                5.44           348,951               301,842
Green Valley Ranch Gaming
 1st Lien Term Loan
 02-16-14                           4.67-5.85           810,591               643,066
Green Valley Ranch Gaming
 2nd Lien Term Loan
 08-16-14                                6.34         1,400,000               868,000
Greenwood Racing
 Term Loan
 11-28-11                                5.12         1,012,188               916,030
Herbst Gaming
 Delayed Draw Term Loan
 12-02-11                           7.13-9.22           396,000               280,994
Herbst Gaming
 Tranche B Term Loan
 12-02-11                          9.13-11.22           790,000               558,593


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
GAMING (CONT.)
Isle of Capri Casinos
 Term Loan
 01-18-15                                4.45%         $875,735              $779,404
Isle of Capri Casinos
 Tranche A Delayed Draw Term Loan
 01-18-15                                4.45           264,044               231,039
Isle of Capri Casinos
 Tranche B Delayed Draw Term Loan
 01-18-15                                4.45           350,294               306,507
Penn Natl Gaming
 Tranche A Term Loan
 10-03-11                           4.36-6.35           502,326               484,744
Penn Natl Gaming
 Tranche B Term Loan
 10-03-12                           4.66-6.60           488,722               473,615
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
 03-05-14                           4.13-4.63           226,012               219,232
Seminole Tribe of Florida
 Tranche B2 Delayed Draw Term Loan
 03-05-14                                4.63           813,488               790,100
Seminole Tribe of Florida
 Tranche B3 Delayed Draw Term Loan
 03-05-14                                4.25           798,836               774,871
Venetian Casino Resort
 Tranche 1 Delayed Draw Term Loan
 TBD                                      TBD           730,000(g,h,j)        668,863
Venetian Casino Resort
 Tranche B Term Loan
 05-23-14                                4.45         2,898,100             2,661,268
Venetian Macao
 Tranche B Term Loan
 05-25-13                                4.95         1,250,000             1,191,800
                                                                      ---------------
Total                                                                      19,762,279
-------------------------------------------------------------------------------------


GAS PIPELINES (0.5%)
Calumet Lubricants
 Credit Linked Deposit
 01-03-15                                2.53           195,402               184,655
Calumet Lubricants
 Term Loan
 01-03-15                                7.65         1,500,836             1,410,786
CGG - Compagnie Generale de Geophysique-Volnay
 Term Loan
 01-12-14                                4.88         1,198,125(c)          1,170,173
                                                                      ---------------
Total                                                                       2,765,614
-------------------------------------------------------------------------------------


HEALTH CARE (8.3%)
AGA Medical
 Tranche B Term Loan
 04-28-13                                4.73         2,087,745             1,878,970
AMN Healthcare Services
 Tranche B Term Loan
 11-02-11                                4.45           763,854               729,481
Biomet
 Term Loan
 09-25-13                                5.70         1,467,625             1,438,273
Capella Healthcare
 1st Lien Term Loan
 03-02-15                                6.75         1,125,000             1,082,813
Carestream Health
 1st Lien Term Loan
 04-30-13                           4.70-4.90         4,207,947             3,591,229
CHG Healthcare Services
 2nd Lien Term Loan
 12-20-12                                8.71           525,000               435,750
CHG Healthcare Services
 Synthetic Letter of Credit
 12-20-13                                2.56           155,000               140,275
CHG Healthcare Services
 Term Loan
 01-08-13                           5.21-5.23           612,250               554,086
Community Health Systems
 Delayed Draw Term Loan
 TBD                                      TBD           185,615(g,h,j)        177,533
Community Health Systems
 Term Loan
 07-25-14                                5.34         3,628,095             3,472,378
DaVita
 Tranche B1 Term Loan
 10-05-12                           4.20-4.60         2,025,000             1,944,324
Emdeon Business Services LLC
 1st Lien Term Loan
 11-16-13                                4.70         1,772,091             1,667,981
Emdeon Business Services LLC
 2nd Lien Term Loan
 05-16-14                                7.70           975,000               901,875
Hanger Orthopedics Group
 Tranche B Term Loan
 09-30-09                                4.68         1,227,853             1,152,647
HCA
 Tranche B Term Loan
 11-17-13                                4.95         2,002,045             1,902,363
Health Management Associates
 Tranche B Term Loan
 02-28-14                                4.45         3,377,068             3,114,299
Healthcare Partners
 Tranche B Term Loan
 10-31-13                                4.65           776,923               743,904
IASIS Healthcare
 Delayed Draw Term Loan
 03-14-14                                4.86           691,574               656,131
IASIS Healthcare
 Letter of Credit
 03-14-14                                2.78           184,420               174,968
IASIS Healthcare
 Tranche B Term Loan
 03-14-14                                4.88         2,003,766             1,907,345
Invacare
 Tranche B Term Loan
 02-12-13                           5.11-5.15           515,838               477,150
inVentiv Health
 Tranche B Term Loan
 10-05-11                                4.45           935,786               865,602
Inverness Medical
 1st Lien Term Loan
 06-26-14                                4.67         1,463,938             1,357,802
LifePoint Hospitals
 Tranche B Term Loan
 04-15-12                                4.71           710,565               680,814
Matria Healthcare
 Tranche B Term Loan
 01-19-12                                5.78           763,288               740,389
Matria Healthcare
 Tranche B2 Term Loan
 01-19-12                                4.70           482,519               465,631
Natl Mentor Holding
 Synthetic Letter of Credit
 06-29-13                                4.60           579,665               510,105
Natl Mentor Holding
 Tranche B Term Loan
 06-29-13                                4.70         4,142,478             3,645,380
Royalty Pharma Finance Trust
 Tranche B Term Loan
 04-16-13                                4.95         1,081,758             1,074,997
Select Medical
 Tranche B Term Loan
 02-24-12                           4.63-6.00         1,222,483             1,114,758
Skilled Healthcare
 Term Loan
 06-15-12                           4.86-4.90           390,955               349,904
Stiefel Laboratories
 Delayed Draw Term Loan
 12-28-13                                4.97         1,296,753             1,248,125
Stiefel Laboratories
 Term Loan
 12-28-13                                4.97         1,695,384             1,631,807
Surgical Care Affiliates
 Term Loan
 12-29-14                                4.95           669,938               576,146
Vanguard Health Systems
 Term Loan
 09-23-11                                5.13           386,108               370,907
                                                                      ---------------
Total                                                                      42,776,142
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (0.2%)
Rhodes Ranch
 1st Lien Term Loan
 11-21-10                                6.20           384,615               254,808
Standard Pacific
 Tranche B Term Loan
 05-05-13                                4.82           855,000               662,625
                                                                      ---------------
Total                                                                         917,433
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.1%)
Riverside Energy Center
 Term Loan
 06-24-11                                7.15           264,829               264,829
Rocky Mountain Energy Center
 Credit Linked Deposit
 06-24-11                                3.14            22,441                22,048
Rocky Mountain Energy Center
 Term Loan
 06-24-11                                7.15           143,427               140,917
                                                                      ---------------
Total                                                                         427,794
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.3%)
Alon USA
 Term Loan
 06-22-13                                5.11         1,459,367             1,331,672
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.4%)
Conseco
 Term Loan
 10-10-13                                4.86         2,914,836             2,195,502
-------------------------------------------------------------------------------------


MEDIA CABLE (3.4%)
Cequel Communication
 1st Lien Term Loan
 11-05-13                           4.73-6.00         2,754,170             2,500,742


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
Charter Communications Incremental
 Term Loan
 03-06-14                                8.50%       $1,275,000            $1,271,813
Charter Communications
 Term Loan
 09-06-14                                5.26         2,992,500             2,645,758
CSC Holdings
 Incremental Term Loan
 03-29-13                                4.48           469,679               451,868
Discovery Communications
 Tranche B Term Loan
 05-14-14                                4.70         1,910,563             1,837,731
Insight Midwest
 Tranche B Term Loan
 04-07-14                                4.69           646,129               612,408
Mediacom Communications
 Tranche D1 Term Loan
 01-31-15                           4.46-4.49           987,500               895,337
Mediacom Illinois LLC
 Tranche C Term Loan
 03-31-13                           4.46-4.49           987,500               903,563
NTL Telewest
 Tranche B4 Term Loan
 09-03-12                                4.94           394,622(c)            376,470
RCN
 Term Loan
 04-30-14                                5.00         2,181,572             1,877,962
RHI Entertainment
 2nd Lien Term Loan
 04-13-14                                6.91         1,700,000             1,411,000
UPC Broadband Holding
 Tranche N1 Term Loan
 12-31-14                                4.46         1,775,000             1,659,626
Wave Division
 Tranche B Term Loan
 06-30-14                           5.35-7.50           720,000               680,401
                                                                      ---------------
Total                                                                      17,124,679
-------------------------------------------------------------------------------------


MEDIA NON CABLE (12.1%)
Advanstar
 1st Lien Term Loan
 05-31-14                                4.92         2,903,063             2,191,812
Advanstar
 2nd Lien Term Loan
 11-30-14                                7.67         1,475,000             1,062,000
American Media
 Term Loan
 01-31-13                           6.34-8.16         1,000,000               905,830
CanWest Media
 Tranche D Term Loan
 07-13-14                                5.85         1,463,938(c)          1,398,060
Citadel Communications
 Tranche B Term Loan
 06-12-14                           4.33-4.35         2,325,000             1,982,063
CMP Susquehanna
 Term Loan
 05-05-13                           4.76-4.93         2,918,285             2,298,150
Cumulus Media
 Term Loan
 06-11-14                           4.47-4.61         1,796,622             1,554,078
CW Media Holdings
 Tranche B Term Loan
 02-16-15                                5.95         2,779,000             2,681,735
Deluxe Communications
 Tranche A Term Loan
 05-11-13                                4.73            96,409                83,876
Deluxe Communications
 Tranche B Term Loan
 05-11-13                           4.95-5.15         1,956,932             1,702,531
Deluxe Communications
 Tranche C Term Loan
 05-11-13                                4.95           183,340               159,506
DirecTV Holdings
 Tranche B Term Loan
 04-13-13                                4.24         3,338,002             3,279,586
Emmis Operating
 Tranche B Term Loan
 11-02-13                                4.67           699,017               597,659
F&W Publications
 1st Lien Term Loan
 08-05-12                                5.42         2,241,149             1,680,861
F&W Publications
 2nd Lien Term Loan
 08-05-13                                6.85         1,294,283               711,856
Gate House Media
 Delayed Draw Term Loan
 08-28-14                           4.72-5.90           665,761               446,060
Gate House Media
 Term Loan
 08-28-14                           5.09-5.25         3,759,239             2,524,632
Gray Television
 Tranche B Term Loan
 01-19-15                                4.19         2,967,563             2,596,617
Idearc
 Tranche B Term Loan
 11-17-14                           4.70-4.86           621,926               511,534
Intelsat
 Term Loan
 02-01-14                                5.20         3,225,000(c)          3,212,905
Lodgenet Entertainment
 Term Loan
 04-04-14                                4.70         2,853,438             2,511,025
MediaNews Group
 Tranche C Term Loan
 08-02-13                                5.13           939,593               692,950
NEP Broadcasting LLC
 Tranche B Term Loan
 02-16-14                                4.95         1,336,492             1,194,489
NextMedia Operating
 2nd Lien Term Loan
 11-15-13                                1.86           500,000               392,500
NextMedia Operating
 Tranche A Term Loan
 11-15-12                                6.80           282,232               249,776
NextMedia Operating
 Tranche B Delayed Draw Term Loan
 11-15-12                                4.72           125,437               112,893
Nielsen Finance VNU
 Term Loan
 08-09-13                                5.35         2,437,886             2,298,097
PanAmSat
 Tranche B2 Term Loan
 01-03-14                                5.18         2,029,100             1,915,593
Penton Media
 1st Lien Term Loan
 02-01-13                                4.95           544,500               412,007
Penton Media
 2nd Lien Term Loan
 02-01-14                                7.74         1,700,000             1,198,500
Philadelphia Newspapers LLC
 Term Loan
 06-29-13                                6.60         2,606,462             2,215,493
Quebecor Media
 Tranche B Term Loan
 01-17-13                                4.71         1,860,925(c)          1,786,488
Reader's Digest Assn
 Term Loan
 03-02-14                           4.71-5.58         1,608,750             1,351,350
Revolution Studios
 2nd Lien Term Loan
 06-21-15                                9.87           525,000               420,000
Revolution Studios
 Tranche B Term Loan
 12-21-14                                6.62           888,327               817,261
RH Donnelly
 Tranche D2 Term Loan
 06-30-11                           4.10-4.60           748,124               707,598
Spanish Broadcasting System
 1st Lien Term Loan
 06-11-12                                4.45         3,443,058             2,874,954
Star Tribune
 1st Lien Term Loan
 03-05-14                                4.95         1,485,000               789,174
Star Tribune
 2nd Lien Term Loan
 03-05-15                                8.70         2,100,000               284,991
Tribune
 Tranche B Term Loan
 05-19-14                                5.54         3,597,813             2,654,502
Univision
 Term Loan
 09-29-14                           5.11-5.15         1,300,000             1,092,325
Van Wagner
 Delayed Draw Term Loan
 06-27-13                           5.70-8.13           278,600               250,740
Wenner Media LLC
 Term Loan
 10-02-13                                4.45         1,890,000             1,691,550
Yell Finance
 Tranche B1 Term Loan
 02-10-13                                4.86         1,575,000             1,375,306
Young Broadcasting
 Incremental Term Loan
 11-03-12                                5.25           157,775               139,828
Young Broadcasting
 Term Loan
 11-03-12                           5.20-5.69           939,407               839,595
Zuffa
 Term Loan
 06-19-15                                4.88           967,688               677,381
                                                                      ---------------
Total                                                                      62,527,717
-------------------------------------------------------------------------------------


METALS (1.7%)
Aleris Intl
 Term Loan
 12-19-13                                4.88         2,166,275             1,828,467
Algoma Steel
 Term Loan
 07-06-13                                7.33           690,896(c)            635,624


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
METALS (CONT.)
Edgen Murray
 1st Lien Term Loan
 05-11-14                           5.47-5.82%       $2,158,688            $1,749,281
Edgen Murray
 2nd Lien Term Loan
 05-11-15                                9.32         1,000,000               800,000
Mueller Group
 Tranche B Term Loan
 05-24-14                           4.45-4.65         1,546,011             1,435,858
Noranda Aluminum
 Tranche B Term Loan
 05-18-14                                5.65           570,503               538,412
Novelis Canada
 Term Loan
 07-06-14                                4.70           535,020(c)            507,824
Novelis
 Term Loan
 07-06-14                                4.70         1,177,043(c)          1,123,099
                                                                      ---------------
Total                                                                       8,618,565
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.0%)
Dresser
 2nd Lien Term Loan
 05-04-15                                8.82         2,300,000             2,127,500
Dresser
 Tranche B 1st Lien Term Loan
 05-04-14                                5.11         1,743,255             1,672,078
Venoco
 Term Loan
 05-07-14                                7.13         1,300,000             1,189,500
                                                                      ---------------
Total                                                                       4,989,078
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.9%)
Ameritrade Holding
 Tranche B Term Loan
 12-31-12                                4.37           767,197               749,168
Asurion
 1st Lien Term Loan
 07-03-14                                6.95         2,950,000             2,724,148
JG Wentworth
 Term Loan
 04-14-14                                4.92         1,350,000             1,039,500
                                                                      ---------------
Total                                                                       4,512,816
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.4%)
Alliance Laundry
 Term Loan
 01-27-12                           5.22-5.60         2,465,391             2,397,591
Baldor Electric
 Term Loan
 01-31-14                                4.69           174,295               168,020
Blount
 Tranche B Term Loan
 08-09-10                           4.46-5.00         1,580,074             1,503,709
Chart Inds
 Term Loan
 10-17-12                           4.75-6.88           618,596               596,945
Education Mgmt LLC
 Tranche C Term Loan
 06-01-13                                4.50           340,803               301,001
Trimas
 Tranche B Term Loan
 08-02-13                           5.15-5.16         1,772,547             1,613,018
Trimas
 Tranche B1 Term Loan
 08-02-11                                5.49           551,863               502,196
                                                                      ---------------
Total                                                                       7,082,480
-------------------------------------------------------------------------------------


OTHER UTILITY (0.3%)
BRSP LLC
 Term Loan
 07-13-09                                7.91         1,354,738             1,287,001
-------------------------------------------------------------------------------------


PACKAGING (2.3%)
BWAY
 Tranche B Term Loan
 07-17-13                                4.50         1,109,211             1,045,431
Consolidated Container
 1st Lien Term Loan
 03-28-14                           5.11-5.15         2,821,500             2,196,058
Crown Americas
 Tranche B Term Loan
 11-15-12                                4.82           686,000               665,420
Graham Packaging
 Term Loan
 10-07-11                           4.88-5.25         2,145,769             2,046,527
Graphic Packaging Intl
 Incremental Term Loan
 05-16-14                           5.44-5.67         1,100,000             1,072,225
Graphic Packaging Intl
 Tranche B Term Loan
 05-16-14                           4.70-4.92         2,345,498             2,252,663
SCA Packaging
 2nd Lien Term Loan
 03-08-15                                8.18           850,000               361,250
SCA Packaging
 Tranche B Term Loan
 03-08-13                                5.43         1,113,750               813,038
Solo Cup
 Tranche B1 Term Loan
 02-28-11                           6.10-6.59         1,547,742             1,508,274
                                                                      ---------------
Total                                                                      11,960,886
-------------------------------------------------------------------------------------


PAPER (0.5%)
Appleton Papers
 Tranche B Term Loan
 06-05-14                           4.45-4.88           272,938               252,467
Smurfit Stone Container Enterprises
 Credit Linked Deposit
 11-01-10                                2.10         1,493,200             1,441,565
Smurfit Stone Container Enterprises
 Tranche B Term Loan
 11-01-11                           4.71-5.13            76,538                74,166
Smurfit Stone Container Enterprises
 Tranche C Term Loan
 11-01-11                           4.71-5.13           219,203               212,078
Smurfit Stone Container Enterprises
 Tranche C1 Term Loan
 11-01-11                                4.71           697,734               673,606
                                                                      ---------------
Total                                                                       2,653,882
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.4%)
Pharmaceutical Tech
 Term Loan
 04-10-14                                4.95         2,434,112             2,166,360
-------------------------------------------------------------------------------------


REFINING (0.7%)
Big West Oil LLC
 Delayed Draw Term Loan
 TBD                                      TBD         1,020,000(g,h,j)        958,800
 05-15-14                                4.97           300,000               282,000
Big West Oil LLC
 Tranche B Term Loan
 05-15-14                                5.00         1,062,000               999,608
Western Refining LLC
 Tranche B Term Loan
 05-30-14                                4.65         1,214,370             1,080,789
                                                                      ---------------
Total                                                                       3,321,197
-------------------------------------------------------------------------------------


REITS (0.4%)
Capital Automotive
 Tranche B Term Loan
 12-16-10                                4.46         2,190,622             2,124,903
-------------------------------------------------------------------------------------


RESTAURANTS (0.9%)
Buffets
 Letter of Credit
 05-01-13                                4.73           233,333               130,900
Buffets
 Term Loan
 11-01-13                                1.37         1,746,741               979,922
Dennys
 Credit Linked Deposit
 03-31-12                                2.88           178,833               168,550
Dennys
 Tranche B Term Loan
 03-31-12                           4.63-4.86           725,000               683,313
El Pollo Loco
 Tranche B Term Loan
 11-18-11                                5.16         1,261,464             1,084,859
OSI Restaurant Partners
 Term Loan
 06-14-13                                2.67            60,732                52,564
 06-14-14                                5.00           756,516               652,495
Sbarro
 Tranche B Term Loan
 01-31-14                                7.46           792,000               629,640
                                                                      ---------------
Total                                                                       4,382,243
-------------------------------------------------------------------------------------


RETAILERS (4.3%)
CSK Auto
 Term Loan
 06-30-12                                9.75           517,174               512,002
Davids Bridal
 Term Loan
 01-31-14                                4.70           448,867               386,025
Eddie Bauer
 Term Loan
 04-01-14                           6.12-6.15         2,398,560             1,966,819
General Nutrition Centers
 Term Loan
 03-16-12                           4.94-4.95         3,638,250             3,228,947
Gregg Appliances
 Term Loan
 07-31-13                                4.92           691,688               622,519
Lone Star
 Term Loan
 07-06-14                                5.58           694,750               583,590
Michaels Stores
 Term Loan
 10-31-13                           5.00-6.25         2,342,061             2,067,103


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
RETAILERS (CONT.)
Neiman Marcus Group
 Term Loan
 04-06-13                                4.76%       $1,646,667            $1,569,883
Orchard Supply Hardware
 Tranche B Term Loan
 12-21-13                                5.44         1,773,000             1,241,100
Pantry
 Delayed Draw Term Loan
 TBD                                      TBD           229,445(g,h,j)        191,586
 05-15-14                                4.62            98,333                82,108
Pantry
 Term Loan
 05-15-14                                4.62         1,138,618               950,746
Pep Boys-Manny Moe & Jack
 Term Loan
 01-27-11                                5.90         1,094,948             1,029,251
PETCO Animal Supplies
 Term Loan
 10-26-13                           4.95-5.15           280,126               255,847
Rent-A-Center
 Term Loan
 06-30-12                           4.47-6.58           661,794               633,668
Sally Holdings
 Tranche B Term Loan
 TBD                                      TBD           263,666(g,h)          250,387
 11-16-13                                5.60           871,613               827,719
Smart & Final
 Delayed Draw Term Loan
 05-31-14                           5.89-5.92         1,050,452               913,893
Smart & Final
 Tranche B Term Loan
 05-31-14                                6.85         1,542,852             1,357,710
Sport Authority
 Term Loan
 05-03-13                           4.95-6.25         2,210,625             1,834,819
Yankee Acquisition
 Term Loan
 02-06-14                           4.61-4.90         1,407,986             1,266,314
                                                                      ---------------
Total                                                                      21,772,036
-------------------------------------------------------------------------------------


SUPERMARKETS (--%)
Supervalu
 Tranche B Term Loan
 06-02-12                                4.29            65,683                64,206
-------------------------------------------------------------------------------------


TECHNOLOGY (3.1%)
Acxiom
 Term Loan
 09-15-12                           4.47-6.60           553,583               536,976
Affiliated Computer Services
 Term Loan
 03-20-13                                4.89           879,750               850,278
Bearingpoint
 Credit Linked Deposit
 05-31-12                                6.67         2,250,000             1,642,500
Freescale Semiconductor
 Term Loan
 12-02-13                                4.46         1,693,475             1,479,149
Infor Global Solutions
 1st Lien Delayed Draw Term Loan
 07-28-12                                6.45           337,714               276,926
Infor Global Solutions
 1st Lien Term Loan
 07-28-12                                6.45           647,286               529,965
Infor Global Solutions
 2nd Lien Term Loan
 03-02-14                                8.95           600,000               360,000
Information Resources
 Term Loan
 05-16-14                           4.49-4.84         1,958,216             1,644,902
Info-USA
 Tranche B Term Loan
 02-14-12                                4.70         1,985,710             1,886,423
Metavante
 Tranche B Term Loan
 11-01-14                                4.99         1,350,000             1,286,996
Reynolds & Reynolds
 1st Lien Term Loan
 10-26-12                                4.89         1,097,570             1,045,436
Sabre
 Term Loan
 09-30-14                           4.86-4.90         1,166,169               986,544
Sensata Technologies
 Term Loan
 04-27-13                           4.65-4.66         1,474,981             1,356,983
SunGard Data Systems
 Term Loan
 02-28-14                                4.88           676,326               639,973
VeriFone
 Tranche B Term Loan
 10-31-13                           4.89-4.90           514,250               467,968
Verint Systems
 Term Loan
 05-25-14                                5.99         1,079,231               949,723
                                                                      ---------------
Total                                                                      15,940,742
-------------------------------------------------------------------------------------


TEXTILE (1.1%)
Levi Strauss & Co
 Term Loan
 03-27-14                                4.99         2,700,000             2,301,751
St. John Knits
 Tranche B Term Loan
 03-18-12                                5.90         1,921,457             1,748,526
William Carter
 Tranche B Term Loan
 07-14-12                           4.38-4.40         1,903,629             1,808,447
                                                                      ---------------
Total                                                                       5,858,724
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.4%)
Hertz
 Letter of Credit
 12-21-12                                2.60           764,663               732,165
Hertz
 Tranche B Term Loan
 12-21-12                           4.22-4.23         1,302,555             1,248,420
                                                                      ---------------
Total                                                                       1,980,585
-------------------------------------------------------------------------------------


WIRELESS (1.6%)
Cellular South
 Delayed Draw Term Loan
 TBD                                      TBD           468,750(g,h,j)        430,078
Cellular South
 Tranche B Term Loan
 05-29-14                           4.39-5.50         1,395,703             1,311,961
Hawaiian Telecom
 Tranche C Term Loan
 04-30-12                                4.95           887,677               669,824
Ntelos
 Tranche B Term Loan
 08-24-11                           5.12-5.27         1,756,832             1,715,107
PAETEC Communications
 Term Loan
 02-28-13                                5.36           628,340               606,348
Trilogy Intl
 Term Loan
 06-29-12                                6.20         4,000,000             3,400,000
                                                                      ---------------
Total                                                                       8,133,318
-------------------------------------------------------------------------------------


WIRELINES (1.6%)
Alaska Communications System
 Incremental Term Loan
 02-01-12                           4.45-6.58         2,569,050             2,447,020
Level 3 Communications
 Tranche B Term Loan
 03-13-14                           4.96-4.97           725,000               670,988
Time Warner Telecom
 Tranche B Term Loan
 01-07-13                                4.87         2,094,675             1,971,613
Windstream
 Tranche B1 Term Loan
 07-17-13                           4.22-5.50         2,952,688             2,867,797
                                                                      ---------------
Total                                                                       7,957,418
-------------------------------------------------------------------------------------


TOTAL SENIOR LOANS
(Cost: $479,220,120)                                                     $425,435,905
-------------------------------------------------------------------------------------





BONDS (5.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


ASSET-BACKED (0.4%)
Citibank Credit Card Issuance Trust
 Series 2006-B1 Cl B1
 03-07-11                             2.85%            $250,000(e)           $243,968
Residential Asset Securities
 Series 2007-KS3 Cl M1S
 04-25-37                             3.28            3,000,000(e)          1,754,400
                                                                      ---------------
Total                                                                       1,998,368
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (0.7%)(F)
Bear Stearns Commercial Mtge Securities
 Series 2007-T28 Cl A1
 09-11-42                             5.42              967,690               968,804
Greenwich Capital Commercial Funding
 Series 2007-GG1 Cl A1
 12-10-49                             5.36            1,132,742             1,124,129
GS Mtge Securities II
 Series 2007-GG10 Cl A1
 08-10-45                             5.69            1,293,740             1,299,949
                                                                      ---------------
Total                                                                       3,392,882
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (1.7%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                             3.08            1,879,382(e)          1,721,189
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                             3.14              434,211(b)            283,110


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                             3.02%          $3,984,735(e)         $3,366,113
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR1 Cl A1
 02-25-37                             3.07            4,318,091(e)          3,363,278
                                                                      ---------------
Total                                                                       8,733,690
-------------------------------------------------------------------------------------


BROKERAGE (0.2%)
Lehman Brothers Holdings
 Sr Nts
 03-23-09                             2.67            1,000,000(e,l)          974,377
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.3%)
CPG Intl I
 Sr Unsecured
 07-01-12                            11.47            2,000,000(e)          1,625,000
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.2%)
ESCO
 12-15-13                             6.68            1,000,000(d,e)          910,000
-------------------------------------------------------------------------------------


ELECTRIC (0.3%)
DTE Energy
 Sr Unsecured Series A
 04-15-09                             6.65            1,500,000             1,527,716
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.2%)
Universal City Florida Holding I/II
 Sr Nts
 05-01-10                             7.62            1,000,000(e)            988,750
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.2%)
Ford Motor Credit LLC
 Sr Unsecured
 04-15-12                             7.16            1,000,000(e)            980,292
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.9%)
ERAC USA Finance
 04-30-09                             3.15            4,850,000(d,e)        4,833,156
-------------------------------------------------------------------------------------


WIRELINES (0.2%)
Level 3 Financing
 02-15-15                             6.70            1,500,000(e)          1,200,000
-------------------------------------------------------------------------------------


TOTAL BONDS
(Cost: $30,695,660)                                                       $27,164,231
-------------------------------------------------------------------------------------





MONEY MARKET FUND (11.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.72%              57,130,425(k)        $57,130,425
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $57,130,425)                                                       $57,130,425
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $567,046,205)(n)                                                  $509,730,561
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2008.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2008, the value of foreign securities represented 4.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $5,743,156 or 1.1% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At April 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,425,121.

(h) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(i) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j) At April 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                              UNFUNDED
BORROWER                                                                     COMMITMENT
---------------------------------------------------------------------------------------
Big West Oil LLC                                                             $1,020,000
Cannery Casino Resorts LLC                                                      466,142
Cellular South                                                                  464,522
Community Health Systems                                                        185,615
Fontainebleau Las Vegas                                                         691,209
Golden Nugget                                                                   618,182
Metaldyne                                                                        14,855
Pantry                                                                          229,445
Venetian Casino Resort                                                          730,000
---------------------------------------------------------------------------------------
Total                                                                        $4,419,970
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
8  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

(k) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.

(l) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                           NOTIONAL AMOUNT
------------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Treasury Note, June 2008, 2-year                                        $12,000,000
SALE CONTRACTS
U.S. Treasury Note, June 2008, 5-year                                            900,000


(m) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.

(n) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $567,046,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $407,000
Unrealized depreciation                                                      (57,722,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(57,315,000)
----------------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
9  RIVERSOURCE FLOATING RATE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE INCOME OPPORTUNITIES FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (85.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (0.3%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15%        $1,000,000(d)           $960,267
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (0.2%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               3.00            927,492(h)            540,827
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (3.3%)
Alion Science and Technology
 02-01-15                              10.25          2,555,000             1,625,619
Alliant Techsystems
 04-01-16                               6.75            555,000               549,450
DRS Technologies
 02-01-16                               6.63          3,895,000             3,856,050
L-3 Communications
 07-15-13                               6.13            320,000               317,600
 01-15-15                               5.88            550,000               533,500
L-3 Communications
 Series B
 10-15-15                               6.38          2,340,000             2,313,675
                                                                      ---------------
Total                                                                       9,195,894
-------------------------------------------------------------------------------------


AUTOMOTIVE (0.1%)
Lear
 Series B
 12-01-16                               8.75            400,000               376,000
-------------------------------------------------------------------------------------


BROKERAGE (0.3%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88            780,000               797,739
-------------------------------------------------------------------------------------


BUILDING MATERIALS (0.7%)
Gibraltar Inds
 Series B
 12-01-15                               8.00            880,000               721,600
Norcraft Companies LP/Finance
 11-01-11                               9.00          1,237,000             1,264,833
                                                                      ---------------
Total                                                                       1,986,433
-------------------------------------------------------------------------------------


CHEMICALS (3.1%)
Chemtura
 06-01-16                               6.88          2,865,000             2,549,850
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                               9.75          1,398,000             1,518,578
INVISTA
 Sr Unsecured
 05-01-12                               9.25          1,650,000(d)          1,703,625
Momentive Performance
 Pay-in-kind
 12-01-14                              10.13          1,050,000(e)          1,000,125
NALCO
 11-15-11                               7.75          1,120,000             1,150,800
NALCO
 Sr Sub Nts
 11-15-13                               8.88            850,000               894,625
                                                                      ---------------
Total                                                                       8,817,603
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.9%)
Manitowoc
 11-01-13                               7.13            895,000               877,100
Terex
 01-15-14                               7.38            945,000               963,900
United Rentals North America
 02-15-12                               6.50            830,000               778,125
                                                                      ---------------
Total                                                                       2,619,125
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.2%)
West Corp
 10-15-14                               9.50            650,000               620,750
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (1.3%)
Chattem
 Sr Sub Nts
 03-01-14                               7.00            860,000               855,700
Jarden
 05-01-17                               7.50          1,860,000             1,715,850
Sealy Mattress
 06-15-14                               8.25          1,010,000               891,325
Visant
 10-01-12                               7.63            225,000               223,875
                                                                      ---------------
Total                                                                       3,686,750
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.4%)
Actuant
 Sr Nts
 06-15-17                               6.88          1,115,000(d)          1,099,669
-------------------------------------------------------------------------------------


ELECTRIC (8.4%)
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          2,030,000             2,116,275
 05-15-18                               7.13            820,000               789,250
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50          1,405,000             1,461,200
 06-15-16                               7.75             50,000                52,375
 05-15-17                               7.00          1,120,000             1,131,200
Energy Future Holdings
 11-01-17                              10.88          3,985,000(d)          4,253,987
IPALCO Enterprises
 Sr Secured
 11-14-11                               8.63          4,995,000             5,382,112
Mirant Americas Generation LLC
 Sr Unsecured
 10-01-21                               8.50            280,000               274,400
 05-01-31                               9.13            255,000               249,900
Mirant North America LLC
 12-31-13                               7.38          3,040,000             3,154,000
NRG Energy
 02-01-14                               7.25          2,745,000             2,820,488
 01-15-17                               7.38          1,030,000             1,060,900
Reliant Energy
 12-15-14                               6.75            600,000               619,500
Salton Sea Funding
 Sr Nts Series C
 05-30-10                               7.84            171,530               177,714
                                                                      ---------------
Total                                                                      23,543,301
-------------------------------------------------------------------------------------


ENVIRONMENTAL (0.9%)
Allied Waste North America
 Sr Secured
 02-15-14                               6.13          1,900,000             1,876,250
Clean Harbors
 Sr Secured
 07-15-12                              11.25            745,000               793,425
                                                                      ---------------
Total                                                                       2,669,675
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


FOOD AND BEVERAGE (3.6%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
 11-01-11                               9.66%        $3,127,000(i)         $2,876,840
Constellation Brands
 12-15-14                               8.38          1,610,000             1,710,625
 09-01-16                               7.25            880,000               886,600
 05-15-17                               7.25            840,000               846,300
Cott Beverages USA
 12-15-11                               8.00          4,605,000             3,879,713
                                                                      ---------------
Total                                                                      10,200,078
-------------------------------------------------------------------------------------


GAMING (6.4%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13          2,715,000             2,735,362
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88          1,410,000(b,d)        1,438,200
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          1,055,000(d)            938,950
Majestic Star Casino LLC/Capital
 Sr Secured
 10-15-10                               9.50            525,000               459,375
MGM Mirage
 06-01-16                               7.50          1,890,000             1,710,450
Mohegan Tribal Gaming Authority
 02-15-13                               6.13          1,540,000             1,412,950
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          1,830,000(d)          1,953,525
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          2,815,000(d)          2,491,275
Station Casinos
 Sr Unsecured
 04-01-12                               6.00          1,425,000             1,202,344
 08-15-16                               7.75          1,190,000               990,675
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          2,890,000(d)          2,774,399
                                                                      ---------------
Total                                                                      18,107,505
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.3%)
Southwestern Energy
 Sr Unsecured
 02-01-18                               7.50            865,000(d)            911,494
-------------------------------------------------------------------------------------


GAS PIPELINES (3.0%)
MarkWest Energy Partners LP/Finance
 Sr Nts
 04-15-18                               8.75          1,245,000(d)          1,288,575
Southern Star Central
 Sr Nts
 03-01-16                               6.75          3,670,000             3,532,375
 03-01-16                               6.75            900,000(d)            830,250
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          2,731,000             2,819,758
                                                                      ---------------
Total                                                                       8,470,958
-------------------------------------------------------------------------------------


HEALTH CARE (7.0%)
Community Health Systems
 07-15-15                               8.88          2,905,000             3,021,200
DaVita
 03-15-13                               6.63          1,800,000             1,791,000
HCA
 Sr Secured
 11-15-16                               9.25            600,000               645,000
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63          3,278,000(e)          3,519,752
MedCath Holdings
 07-15-12                               9.88          2,965,000             3,098,425
Omnicare
 12-15-13                               6.75          2,015,000             1,873,950
 12-15-15                               6.88          1,904,000             1,737,400
Omnicare
 Sr Sub Nts
 06-01-13                               6.13          1,600,000             1,456,000
Select Medical
 02-01-15                               7.63          1,800,000             1,530,000
Select Medical
 Sr Unsecured
 09-15-15                               8.45          1,249,000(h)          1,005,445
                                                                      ---------------
Total                                                                      19,678,172
-------------------------------------------------------------------------------------


HOME CONSTRUCTION (1.3%)
D.R. Horton
 02-01-09                               8.00          1,535,000             1,521,569
 01-15-10                               4.88            300,000               285,000
KB HOME
 Sr Sub Nts
 12-15-08                               8.63          1,500,000             1,515,000
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
 09-01-12                               8.89            150,000(i)            138,000
William Lyon Homes
 02-15-14                               7.50            340,000               205,700
                                                                      ---------------
Total                                                                       3,665,269
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (8.2%)
Chesapeake Energy
 08-15-14                               7.00            910,000               930,475
 01-15-16                               6.63          1,100,000             1,100,000
 01-15-16                               6.88          1,228,000             1,240,280
 01-15-18                               6.25            355,000               346,125
Compton Petroleum Finance
 12-01-13                               7.63          1,660,000(c)          1,639,250
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25          2,272,000(c,d)        2,408,320
Denbury Resources
 12-15-15                               7.50          1,560,000             1,610,700
EXCO Resources
 01-15-11                               7.25          2,518,000             2,505,409
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          2,955,000(d)          2,910,674
KCS Energy
 04-01-12                               7.13          1,720,000             1,668,400
OPTI Canada
 Sr Secured
 12-15-14                               8.25            899,000(c)            928,218
PetroHawk Energy
 07-15-13                               9.13          1,305,000             1,380,038
Quicksilver Resources
 04-01-16                               7.13          1,805,000             1,786,950
Range Resources
 03-15-15                               6.38          1,470,000             1,444,275
 05-15-16                               7.50          1,115,000             1,137,300
                                                                      ---------------
Total                                                                      23,036,414
-------------------------------------------------------------------------------------


MEDIA CABLE (1.8%)
Cablevision Systems
 Sr Unsecured Series B
 04-15-12                               8.00          1,285,000             1,278,575
CSC Holdings
 Sr Unsecured
 04-15-12                               6.75            200,000               196,000
 07-15-18                               7.63            565,000               549,463
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50            345,000               335,513
Videotron
 Sr Nts
 04-15-18                               9.13          1,015,000(c,d)        1,088,588
Virgin Media Finance
 04-15-14                               8.75          1,640,000(c)          1,586,699
                                                                      ---------------
Total                                                                       5,034,838
-------------------------------------------------------------------------------------


MEDIA NON CABLE (8.1%)
Clear Channel Communications
 Sr Unsecured
 12-15-16                               5.50          1,390,000               917,400
Dex Media West LLC/Finance
 Sr Sub Nts Series B
 08-15-13                               9.88          1,500,000             1,413,750
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
 08-15-10                               8.50            400,000               393,000
Dex Media
 Sr Disc Nts
 (Zero coupon through 11-15-08,
 thereafter 9.00%)
 11-15-13                               5.12          1,415,000(i)          1,064,788
Dex Media
 Sr Unsecured
 11-15-13                               8.00          1,700,000             1,300,500
DIRECTV Holdings LLC/Finance
 06-15-15                               6.38            710,000               679,825
EchoStar DBS
 02-01-16                               7.13          4,500,000             4,421,249
Lamar Media
 Series C
 08-15-15                               6.63          2,030,000             1,913,275
Lamar Media
 Sr Unsecured
 08-15-15                               6.63            808,000               761,540
LBI Media
 Sr Sub Nts
 08-01-17                               8.50            220,000(d)            181,500


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70%        $1,185,000            $1,060,833
 02-01-30                               8.25            556,000               493,314
Nielsen Finance LLC
 08-01-14                              10.00            490,000(d)            510,825
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75            700,000(c)            673,750
Radio One
 02-15-13                               6.38            100,000                75,750
Radio One
 Series B
 07-01-11                               8.88          1,250,000             1,059,375
Rainbow Natl Services LLC
 09-01-12                               8.75          2,150,000(d)          2,211,813
 09-01-14                              10.38            155,000(d)            166,625
Salem Communications Holding
 12-15-10                               7.75          3,800,000             3,567,250
                                                                      ---------------
Total                                                                      22,866,362
-------------------------------------------------------------------------------------


METALS (3.1%)
California Steel Inds
 Sr Nts
 03-15-14                               6.13            875,000               745,938
CII Carbon LLC
 11-15-15                              11.13            650,000(d)            624,000
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          2,420,000             2,628,725
 04-01-17                               8.38          1,480,000             1,635,400
Noranda Aluminum Acquisition
 Sr Unsecured Pay-in-kind
 05-15-15                               8.74          1,078,000(d,e,h)        910,910
Peabody Energy
 11-01-16                               7.38            620,000               651,000
Peabody Energy
 Series B
 03-15-13                               6.88          1,645,000             1,677,900
                                                                      ---------------
Total                                                                       8,873,873
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (0.5%)
Triad Acquisition
 Sr Unsecured Series B
 05-01-13                              11.13          2,269,000             1,316,020
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (3.7%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          5,725,000             5,541,341
GMAC LLC
 Sr Unsecured
 01-19-10                               7.75            200,000               186,000
 03-02-11                               7.25            350,000               302,897
 09-15-11                               6.88          5,265,000             4,387,446
                                                                      ---------------
Total                                                                      10,417,684
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (1.6%)
Helix Energy Solutions Group
 Sr Unsecured
 01-15-16                               9.50          2,090,000(d)          2,178,825
Key Energy Services
 12-01-14                               8.38          2,180,000(d)          2,256,300
                                                                      ---------------
Total                                                                       4,435,125
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.2%)
Cardtronics
 08-15-13                               9.25          2,130,000             2,026,163
Cardtronics
 Sr Sub Nts
 08-15-13                               9.25          1,465,000(d)          1,393,581
                                                                      ---------------
Total                                                                       3,419,744
-------------------------------------------------------------------------------------


OTHER INDUSTRY (1.4%)
Baldor Electric
 02-15-17                               8.63            675,000               688,500
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          2,625,000             2,684,062
Leucadia Natl
 Sr Unsecured
 09-15-15                               8.13            665,000               669,429
                                                                      ---------------
Total                                                                       4,041,991
-------------------------------------------------------------------------------------


PACKAGING (1.4%)
Crown Cork & Seal
 04-15-23                               8.00          1,000,000               935,000
Greif
 Sr Unsecured
 02-01-17                               6.75            400,000               397,000
Owens-Brockway Glass Container
 05-15-13                               8.25             75,000                78,000
Vitro
 02-01-17                               9.13          2,825,000(c)          2,425,263
                                                                      ---------------
Total                                                                       3,835,263
-------------------------------------------------------------------------------------


PAPER (2.5%)
Boise Cascade LLC
 10-15-14                               7.13            949,000               844,610
Georgia-Pacific LLC
 01-15-17                               7.13          2,198,000(d)          2,176,020
NewPage
 Sr Secured
 05-01-12                              10.00            482,000               514,535
Norampac
 06-01-13                               6.75          1,270,000(c)          1,101,725
Smurfit-Stone Container Enterprises
 Sr Unsecured
 07-01-12                               8.38            805,000               736,575
 03-15-17                               8.00          2,085,000             1,761,825
                                                                      ---------------
Total                                                                       7,135,290
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.0%)
Elan Finance
 11-15-11                               7.75            635,000(c)            617,538
Warner Chilcott
 02-01-15                               8.75          2,075,000             2,106,125
                                                                      ---------------
Total                                                                       2,723,663
-------------------------------------------------------------------------------------


RAILROADS (0.7%)
Kansas City Southern de Mexico
 Sr Unsub
 12-01-13                               7.63          2,085,000(c)          1,993,781
-------------------------------------------------------------------------------------


TECHNOLOGY (1.7%)
Communications & Power Inds
 02-01-12                               8.00          2,800,000             2,758,000
CPI Intl
 Sr Unsecured
 02-01-15                               8.94            444,000(h)            448,440
Seagate Technology HDD Holdings
 10-01-16                               6.80          1,748,000(c)          1,669,340
                                                                      ---------------
Total                                                                       4,875,780
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.8%)
Hertz
 01-01-14                               8.88          2,285,000             2,302,138
-------------------------------------------------------------------------------------


WIRELESS (1.2%)
Centennial Cellular Operating/Communications
 06-15-13                              10.13          1,220,000             1,271,850
Centennial Communications/Cellular Operating LLC
 /Puerto Rico Operations
 Sr Unsecured
 02-01-14                               8.13            600,000               597,000
Nextel Communications
 Series D
 08-01-15                               7.38          1,795,000             1,436,000
                                                                      ---------------
Total                                                                       3,304,850
-------------------------------------------------------------------------------------


WIRELINES (5.0%)
Cincinnati Bell
 02-15-15                               7.00          1,585,000             1,537,450
Citizens Communications
 Sr Unsecured
 03-15-15                               6.63            370,000               346,875
 03-15-19                               7.13          2,250,000             2,081,249
Embarq
 Sr Unsecured
 06-01-16                               7.08          1,260,000             1,250,084
Fairpoint Communications
 Sr Unsecured
 04-01-18                              13.13          1,570,000(d)          1,558,225
Qwest
 Sr Unsecured
 10-01-14                               7.50          1,625,000             1,633,125
 06-15-15                               7.63          1,890,000             1,894,725
Windstream
 08-01-13                               8.13            405,000               419,175
 08-01-16                               8.63          3,225,000             3,378,187
                                                                      ---------------
Total                                                                      14,099,095
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $247,827,348)                                                     $241,659,420
-------------------------------------------------------------------------------------



SENIOR LOANS (8.8%)(j)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Aero Technical Support
 Term Loan
 08-16-14                               5.96%          $958,314              $795,401
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)


AUTOMOTIVE (0.4%)
Ford Motor
 Tranche 3 Term Loan
 TBD                                     TBD         $1,200,000(b,l)       $1,101,996
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.3%)
Alltel Communications
 Tranche B Term Loan
 TBD                                     TBD          1,000,000(b,l)          917,500
-------------------------------------------------------------------------------------


ELECTRIC (0.3%)
Energy Future Holdings
 Tranche B3 Term Loan
 TBD                                     TBD            997,494(b,l)          953,983
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.1%)
AMC Entertainment
 Term Loan
 06-13-12                               7.80%           513,859               411,087
-------------------------------------------------------------------------------------


GAMING (1.3%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
 TBD                                     TBD            720,546(b,k,l)        598,053
Fontainebleau Las Vegas
 Tranche B Term Loan
 06-06-14                               6.26          1,441,092             1,203,312
Great Lakes Gaming of Michigan
 Term Loan
 08-15-12                               9.00          1,624,062(g)          1,591,580
                                                                      ---------------
Total                                                                       3,392,945
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (1.7%)
Sandridge Energy
 Term Loan
 04-01-15                               2.63          4,460,000             4,593,800
-------------------------------------------------------------------------------------


MEDIA CABLE (0.9%)
Charter Communications
 Incremental Term Loan
 03-06-14                               8.50          2,505,000             2,498,738
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.3%)
Intelsat Bermuda
 Term Loan
 02-01-14                               5.20            745,000(c)            742,206
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.7%)
Dresser
 2nd Lien Term Loan
 05-04-15                               8.82          2,230,000             2,062,750
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.6%)
Asurion
 1st Lien Term Loan
 07-03-14                               6.10          1,959,000             1,809,019
-------------------------------------------------------------------------------------


TECHNOLOGY (1.0%)
Flextronics Intl
 Term Loan
 10-01-14                          4.93-4.96          2,408,268             2,236,680
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               4.96            692,031               650,509
                                                                      ---------------
Total                                                                       2,887,189
-------------------------------------------------------------------------------------


WIRELINES (0.9%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD          1,000,000(b,l)          885,000
 03-08-15                               5.63          1,955,000             1,730,175
                                                                      ---------------
Total                                                                       2,615,175
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $25,574,166)                                                       $24,781,789
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 2.72%                                    14,657,712(m)        $14,657,712
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $14,657,712)                                                       $14,657,712
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $288,059,226)(n)                                                  $281,098,921
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b) At April 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,903,297.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2008, the value of foreign securities represented 6.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $41,220,422 or 14.6% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012               03-01-07 thru 09-15-07      $1,597,806



(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2008.

(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
4 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

(k) At April 30, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Las Vegas                                                                    $718,744


(l) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.

(n) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $288,059,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $3,746,000
Unrealized depreciation                                                     (10,706,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(6,960,000)
---------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5 RIVERSOURCE INCOME OPPORTUNITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (99.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN GOVERNMENT (1.1%)(b)
Govt of France
 (European Monetary Unit)
 07-25-20                            2.25%            5,517,350(c)         $8,796,240
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (98.0%)
Federal Home Loan Mtge Corp
 12-14-18                            5.00            16,575,000            16,079,540
Federal Natl Mtge Assn
 01-02-14                            5.13            16,250,000            16,595,751
U.S. Treasury Inflation-Indexed Bond
 04-15-10                            0.88            61,453,150(b)         61,323,442
 04-15-11                            2.38            49,055,780(b)         51,828,166
 01-15-12                            3.38            35,762,700(b)         39,398,466
 04-15-12                            2.00            27,747,258(b)         29,182,952
 07-15-12                            3.00            32,027,630(b)         35,088,554
 07-15-13                            1.88            23,050,000(b)         24,213,823
 01-15-14                            2.00            60,875,590(b)         64,153,813
 07-15-14                            2.00            24,424,163(b)         25,762,394
 01-15-15                            1.63            42,102,729(b)         43,337,229
 01-15-16                            2.00            41,006,156(b)         43,076,536
 07-15-16                            2.50            11,424,726(b)         12,455,031
 01-15-17                            2.38            36,632,087(b)         39,526,344
 01-15-18                            1.63            54,055,865(b,e)       54,639,291
 01-15-25                            2.38            47,601,851(b)         50,083,528
 01-15-26                            2.00            42,659,200(b,e)       42,396,555
 01-15-28                            1.75            27,280,530(b)         26,008,327
 04-15-28                            3.63            63,826,274(b)         79,860,602
 04-15-29                            3.88            20,395,584(b)         26,582,063
                                                                      ---------------
TOTAL                                                                     781,592,407
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $781,365,833)                                                     $790,388,647
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.72%              29,724,795(d)        $29,724,795
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $29,724,795)                                                       $29,724,795
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $811,090,628)(f)                                                  $820,113,442
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.

(e) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, June 2008, 5-year                                       $83,400,000
U.S. Treasury Note, June 2008, 10-year                                       18,200,000


(f) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $811,091,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $14,555,000
Unrealized depreciation                                                      (5,533,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $9,022,000
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
1 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
2 RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE LIMITED DURATION BOND FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (101.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (13.9%)
Federal Home Loan Mtge Corp
 07-17-15                             4.38%          $3,735,000            $3,803,485
 03-15-31                             6.75              720,000               896,198
 04-16-37                             6.00              750,000               772,773
Federal Natl Mtge Assn
 06-15-08                             5.25            2,635,000             2,644,717
 11-15-30                             6.63            1,130,000             1,385,326
U.S. Treasury
 02-28-10                             2.00            1,295,000             1,289,233
 04-30-10                             2.13            1,610,000             1,605,345
 04-30-13                             3.13            1,370,000(b)          1,375,887
 02-15-18                             3.50            1,910,000             1,869,413
 05-15-37                             5.00              130,000               140,888
U.S. Treasury Inflation-Indexed Bond
 01-15-14                             2.00            3,156,045(k)          3,326,002
 01-15-15                             1.63            4,766,765(k)          4,906,532
                                                                      ---------------
Total                                                                      24,015,799
-------------------------------------------------------------------------------------


ASSET-BACKED (2.7%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                             5.49              325,000(i)            323,375
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             2.91              500,000(d,h)          494,959
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                             6.15              225,000(d)            216,060
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                             5.75              150,000               147,428
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
 07-25-08                            21.39              975,000(e)             22,395
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                             4.92              105,000                93,463
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                             5.69              275,000               249,182
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                             3.16              123,369(h)            113,799
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                             3.06              500,000(h)            424,922
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                             5.78              575,000(d,i)          517,477
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
 03-15-12                             4.15               47,930(i)             47,824
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
 05-25-09                             2.85               33,333(d,i)           33,333
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                             3.04              197,710(h)            194,096
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                             6.00              600,000(e)             98,283
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                             5.88              700,000(e)            162,960
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                             1.50              300,000(e)             82,560
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                             5.57              254,882               249,046
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31               75,000                11,516
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66               50,000                 7,217
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01               70,000                 9,261
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                             3.04              276,603(h)            268,824
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             3.08              750,000(h)            661,109
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                             5.45              225,000(d)            217,748
                                                                      ---------------
Total                                                                       4,646,837
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (13.7%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                             5.14              250,000               249,305
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                             5.45              675,000               651,921
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                             4.57              350,000               344,671
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                             5.47              325,000               316,443
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                             5.68              350,000               356,075
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                             4.15               53,398(d)             53,230
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                             5.43              150,000               146,896
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                             5.89              600,000               592,917
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                             5.23              175,000               171,871
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                             7.03              420,126               427,137
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                             3.05              150,000(d,h)          139,733
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
 12-10-49                             6.01              650,000               649,836


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
 03-15-39                             5.66%            $350,000              $350,810
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                             5.72              300,000               297,832
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                             6.18              425,000               433,985
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                             4.60              175,000               169,006
Federal Natl Mtge Assn #386558
 10-01-10                             4.85              469,462               476,025
Federal Natl Mtge Assn #735029
 09-01-13                             5.32              358,447               364,879
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                             4.77              400,000(j)            388,182
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                             4.77              221,587(d)            221,652
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                             5.25              150,000(d)            148,934
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
 12-10-41                             4.86              650,000               611,689
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                             4.88              175,000               174,294
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                             5.44            2,105,000             2,047,084
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                             4.96              300,000               299,586
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                             5.55              375,000               372,870
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             3.59              350,000(d,h)          306,954
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                             5.99              225,000               140,564
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                             4.13              302,651               297,662
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                             3.97               97,733                95,144
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                             4.77              375,000               364,200
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                             5.25              350,000               349,916
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                             4.18              150,000               148,802
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                             4.48              457,447               450,963
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                             5.00              625,000               584,636
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                             5.34              650,000               641,639
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                             5.49              450,000               440,453
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                             5.79              300,000               297,409
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                             6.11              550,000               506,560
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                             6.40              225,000(d)            154,222
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
 01-15-49                             5.42              850,000               819,925
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
 09-15-26                             4.56              250,000               248,310
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                             3.97              250,000               239,873
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                             4.93              500,000               485,800
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                             5.86              275,000               276,389
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                             5.37              250,000               243,374
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                             5.42              275,000               265,877
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                             5.87              350,000               347,421
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                             5.61               50,000                50,299
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
 04-15-41                             6.15              225,000               230,432
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                             4.34              135,696               135,109
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                             4.59              300,000               292,008
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                             6.08              300,000               301,908
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                             6.10              475,000               480,032
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                             5.08              775,000(d)            757,726
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                             4.94              475,000               464,003
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                             5.09              325,000               320,979
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                             5.56            1,375,000             1,342,455
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                             5.73              275,000               275,628
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31              450,000               435,964
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                             5.34              250,000               239,264
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
 04-15-47                             5.51              125,000               121,221
                                                                      ---------------
Total                                                                      23,609,984
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (49.0%)(F,N)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                             5.67              455,860(g)            366,898
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                             5.92              535,069(g)            469,641
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.19              351,334(g)            326,537
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                             6.00              144,522               123,948
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
 01-25-19                             4.75              179,671               177,762
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00              855,333               661,346
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                             7.25               32,210(d,l)           20,131
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                             5.85              367,937(g)            291,660
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-9 Cl 3A3
 10-25-20                             5.00            1,600,869             1,566,163


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                             6.21%            $268,700(g)           $206,015
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                             5.10              350,000(d,g)          321,731
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                             5.98              676,481(g)            614,152
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                             6.50              263,626               254,317
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                             5.00              471,593               441,419
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                             7.73              301,444(e)             46,965
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                             4.75              140,707               139,212
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                             5.50            1,005,524               941,933
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                             5.50              291,468               278,397
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                             5.50              293,555               280,630
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                             5.50              589,817               553,050
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50              258,155               245,948
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                             5.50              710,944               682,965
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                             6.00              492,192               460,228
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00              577,028               505,569
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                             6.00              273,750               251,500
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                             6.00              605,194               556,125
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                             6.50              925,599               726,306
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50              946,497               742,926
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             3.00              788,368(h)            459,703
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
 12-25-35                             5.50              862,345               825,628
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
 03-25-35                             5.11              692,573(g)            661,672
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                             5.87              684,812(g)            510,105
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00              325,430(d)            311,219
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.35              293,969(g)            233,700
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                             6.50              911,310               902,126
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                             6.00              521,772(g)            474,641
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                             5.30            1,754,307(e)              9,868
Federal Home Loan Mtge Corp
 05-01-38                             6.00            2,000,000(b)          2,045,624
Federal Home Loan Mtge Corp #A10892
 07-01-33                             6.00              135,753               139,936
Federal Home Loan Mtge Corp #A12692
 10-01-32                             6.00              109,933               114,137
Federal Home Loan Mtge Corp #A13092
 09-01-33                             5.00            1,070,788             1,055,926
Federal Home Loan Mtge Corp #A13854
 09-01-33                             6.00              197,318               204,471
Federal Home Loan Mtge Corp #A28602
 11-01-34                             6.50              905,879               941,148
Federal Home Loan Mtge Corp #B11835
 01-01-19                             5.50              790,000               808,262
Federal Home Loan Mtge Corp #C77372
 03-01-33                             6.00              324,504               335,441
Federal Home Loan Mtge Corp #C90613
 01-01-23                             5.00              139,668               139,685
Federal Home Loan Mtge Corp #D96300
 10-01-23                             5.50              303,861               308,878
Federal Home Loan Mtge Corp #E74288
 12-01-13                             6.00              126,426               130,732
Federal Home Loan Mtge Corp #E96941
 06-01-18                             4.50              122,261               121,458
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00              256,248               259,377
Federal Home Loan Mtge Corp #G01864
 01-01-34                             5.00              493,667               486,815
Federal Home Loan Mtge Corp #G02757
 06-01-36                             5.00            1,550,726             1,526,780
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                             6.60              188,104(e)             44,897
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
 10-15-22                            69.51               37,135(e)                204
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            15.27              190,437(e)             13,836
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
 06-15-32                            18.58              321,298(e,m)           30,505
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                             5.50              149,852               151,485
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                             6.50              170,538               178,500
Federal Natl Mtge Assn
 05-01-23                             6.00            1,000,000(b)          1,029,688
 05-01-38                             5.00              650,000(b)            638,422
 05-01-38                             5.50            3,000,000(b)          3,015,935
 05-01-38                             6.50            2,000,000(b)          2,069,376
 05-01-38                             7.00            2,500,000(b)          2,628,124
Federal Natl Mtge Assn #252440
 05-01-29                             7.00              368,609               392,715
Federal Natl Mtge Assn #254684
 03-01-18                             5.00            1,149,243             1,161,297
Federal Natl Mtge Assn #254916
 09-01-23                             5.50              264,195               268,236
Federal Natl Mtge Assn #255408
 09-01-24                             5.50              914,883               925,426


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #255788
 06-01-15                             5.50%            $537,042              $549,113
Federal Natl Mtge Assn #440730
 12-01-28                             6.00              170,227               176,655
Federal Natl Mtge Assn #493945
 04-01-29                             6.50              103,595               108,501
Federal Natl Mtge Assn #518159
 09-01-14                             7.00              369,656               387,699
Federal Natl Mtge Assn #545216
 03-01-09                             5.89              101,615               101,699
Federal Natl Mtge Assn #545869
 07-01-32                             6.50               74,712                78,410
Federal Natl Mtge Assn #555340
 04-01-33                             5.50              411,535               416,891
Federal Natl Mtge Assn #555528
 04-01-33                             6.00              893,572               919,021
Federal Natl Mtge Assn #555734
 07-01-23                             5.00              118,041               117,578
Federal Natl Mtge Assn #555794
 09-01-28                             7.50               77,947                84,261
Federal Natl Mtge Assn #582154
 05-01-31                             6.50              122,707               127,928
Federal Natl Mtge Assn #597374
 09-01-31                             7.00              102,295               109,995
Federal Natl Mtge Assn #611831
 02-01-31                             7.50               43,540                47,030
Federal Natl Mtge Assn #643381
 06-01-17                             6.00              178,259               184,107
Federal Natl Mtge Assn #646147
 06-01-32                             7.00              681,641               732,434
Federal Natl Mtge Assn #649876
 08-01-32                             6.50               83,820                88,464
Federal Natl Mtge Assn #650009
 09-01-31                             7.50               93,336               100,817
Federal Natl Mtge Assn #654208
 10-01-32                             6.50              215,695               224,534
Federal Natl Mtge Assn #655679
 08-01-32                             6.50              139,976               145,712
Federal Natl Mtge Assn #661815
 10-01-32                             6.00              136,222               140,818
Federal Natl Mtge Assn #662061
 09-01-32                             6.50              926,679               964,655
Federal Natl Mtge Assn #677089
 01-01-33                             5.50              683,685               690,220
Federal Natl Mtge Assn #678028
 09-01-17                             6.00              133,114               137,481
Federal Natl Mtge Assn #683100
 02-01-18                             5.50              184,359               189,028
Federal Natl Mtge Assn #683116
 02-01-33                             6.00              497,196               511,356
Federal Natl Mtge Assn #689093
 07-01-28                             5.50              111,801               113,045
Federal Natl Mtge Assn #708959
 06-01-18                             4.50              493,209               490,675
Federal Natl Mtge Assn #709093
 06-01-33                             6.00              158,087               162,391
Federal Natl Mtge Assn #710780
 05-01-33                             6.00              432,302               444,074
Federal Natl Mtge Assn #711224
 06-01-33                             5.50               57,934                58,452
Federal Natl Mtge Assn #711501
 05-01-33                             5.50              151,055               152,794
Federal Natl Mtge Assn #711503
 06-01-33                             5.50              124,895               126,542
Federal Natl Mtge Assn #720378
 06-01-18                             4.50              179,067               178,147
Federal Natl Mtge Assn #724867
 06-01-18                             5.00              206,428               208,917
Federal Natl Mtge Assn #725424
 04-01-34                             5.50            3,606,233             3,638,447
Federal Natl Mtge Assn #725425
 04-01-34                             5.50            1,274,958             1,287,059
Federal Natl Mtge Assn #725431
 08-01-15                             5.50              184,627               189,218
Federal Natl Mtge Assn #725684
 05-01-18                             6.00              329,940               340,315
Federal Natl Mtge Assn #725719
 07-01-33                             4.85              257,822(g)            259,003
Federal Natl Mtge Assn #725773
 09-01-34                             5.50            1,629,116             1,642,651
Federal Natl Mtge Assn #726940
 08-01-23                             5.50              147,535               150,880
Federal Natl Mtge Assn #735212
 12-01-34                             5.00            1,238,488             1,219,964
Federal Natl Mtge Assn #735224
 02-01-35                             5.50            2,016,962             2,034,980
Federal Natl Mtge Assn #735841
 11-01-19                             4.50              569,153               565,340
Federal Natl Mtge Assn #743347
 10-01-33                             6.00              133,655               137,871
Federal Natl Mtge Assn #743579
 11-01-33                             5.50              639,857               645,573
Federal Natl Mtge Assn #747339
 10-01-23                             5.50              413,844               422,942
Federal Natl Mtge Assn #753074
 12-01-28                             5.50              193,668               195,821
Federal Natl Mtge Assn #755056
 12-01-23                             5.50              570,351               579,075
Federal Natl Mtge Assn #757581
 01-01-19                             5.50              651,513               666,897
Federal Natl Mtge Assn #759330
 01-01-19                             6.50              347,929               361,625
Federal Natl Mtge Assn #763754
 02-01-29                             5.50              234,410               236,870
Federal Natl Mtge Assn #766641
 03-01-34                             5.00              876,805               863,690
Federal Natl Mtge Assn #768117
 08-01-34                             5.43              163,573(g)            165,340
Federal Natl Mtge Assn #779676
 06-01-34                             5.00            1,296,904             1,277,506
Federal Natl Mtge Assn #815264
 05-01-35                             5.21              369,234(g)            377,291
Federal Natl Mtge Assn #829227
 08-01-35                             6.00            1,257,696             1,287,817
Federal Natl Mtge Assn #831809
 09-01-36                             6.00            2,989,716             3,059,915
Federal Natl Mtge Assn #865689
 02-01-36                             5.86              991,064(g)          1,014,710
Federal Natl Mtge Assn #881629
 02-01-36                             5.50            1,130,757             1,129,412
Federal Natl Mtge Assn #885827
 06-01-36                             6.50              828,239               864,847
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
 12-25-33                             7.32              281,148(e)             71,189
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             7.52              719,910(e)            191,828
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             9.86              244,839(e)             39,657
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            10.56              145,858(e)             19,265
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                             6.57            1,050,697(e)            250,907
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-25-37                             6.52            1,118,136(e)            252,953
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00               61,867                65,258
Govt Natl Mtge Assn
 05-01-38                             5.50            1,000,000(b)          1,012,188
 05-01-38                             6.00            1,000,000(b)          1,027,188
Govt Natl Mtge Assn #567717
 06-15-32                             7.50               23,191                24,905
Govt Natl Mtge Assn #604708
 10-15-33                             5.50              238,257               242,092
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
 10-19-35                             6.08              385,056(g)            311,208
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                             3.14              307,125(g)            200,249
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             4.50            4,024,778(e)             11,949
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
 05-25-37                             6.35              610,304(g)            510,367
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                             6.50              861,518               775,278


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                             5.00%            $286,139              $285,693
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                             6.00              171,844               163,401
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                             5.00              171,130               172,467
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                             5.00              249,036               234,779
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                             5.50              800,000               694,552
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                             6.00              965,228               884,680
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                             6.00              371,493               352,423
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                             5.50              491,252               470,335
Washington Mutual Mtge Pass-Through Ctfs Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
 07-25-19                             4.50              137,887               128,004
Washington Mutual Mtge Pass-Through Ctfs Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                             5.29              259,737(g)            248,482
Washington Mutual Mtge Pass-Through Ctfs Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                             5.94              266,855(g)            257,025
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00            1,655,034             1,501,811
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50              605,678               596,592
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                             6.02              251,831(g)            246,001
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11              559,398(g)            529,755
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                             6.00              951,899               909,378
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                             6.00              477,000               430,828
                                                                      ---------------
Total                                                                      84,806,642
-------------------------------------------------------------------------------------


BANKING (2.5%)
Bank of America
 Sr Unsecured
 05-01-18                             5.65              620,000(b)            619,029
Citigroup
 Sr Unsecured
 02-14-11                             5.13              140,000               140,423
 04-11-13                             5.50              735,000               739,479
Credit Suisse New York
 Sub Nts
 02-15-18                             6.00              235,000               238,436
JPMorgan Chase & Co
 Sr Nts
 01-15-18                             6.00              470,000               487,028
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                             5.63              865,000               671,995
Popular North America
 10-01-08                             3.88            1,510,000             1,503,656
                                                                      ---------------
Total                                                                       4,400,046
-------------------------------------------------------------------------------------


BROKERAGE (0.4%)

Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88              360,000               368,187
Merrill Lynch & Co
 02-05-13                             5.45               75,000                73,218
 04-25-18                             6.88              270,000               273,181
                                                                      ---------------
Total                                                                         714,586
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.4%)

Clorox
 Sr Unsecured
 10-15-12                             5.45              225,000               226,753
 03-01-13                             5.00              495,000               489,956
                                                                      ---------------
Total                                                                         716,709
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (--%)

General Electric
 Sr Unsecured
 12-06-17                             5.25               65,000                64,511
Tyco Electronics Group
 10-01-12                             6.00                5,000(c,d)            5,098
                                                                      ---------------
Total                                                                          69,609
-------------------------------------------------------------------------------------


ELECTRIC (1.7%)

Consumers Energy 1st Mtge
 Series H
 02-17-09                             4.80              705,000               707,514
Duke Energy Carolinas LLC
 Sr Unsecured
 Series D
 03-01-10                             7.38              320,000               337,767
Exelon
 Sr Unsecured
 06-15-10                             4.45              580,000               579,118
FirstEnergy
 Sr Unsecured
 Series B
 11-15-11                             6.45              115,000               119,439
Florida Power 1st Mtge
 03-01-13                             4.80               70,000                71,241
Nevada Power
 Series M
 03-15-16                             5.95               20,000                19,861
NiSource Finance
 03-01-13                             6.15              185,000               186,269
Northern States Power 1st Mtge
 03-01-18                             5.25               95,000                95,571
Portland General Electric
 03-15-10                             7.88              155,000               164,093
Sierra Pacific Power
 Series M
 05-15-16                             6.00              715,000               710,007
                                                                      ---------------
Total                                                                       2,990,880
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (1.8%)

Cadbury Schweppes US Finance LLC
 10-01-08                             3.88            1,365,000(d,j)        1,362,047
ConAgra Foods
 Sr Unsecured
 09-15-11                             6.75              185,000               196,354
Diageo Capital
 01-30-13                             5.20              100,000(c)            102,004
Dr Pepper Snapple Group
 Sr Nts
 05-01-18                             6.82              215,000(d)            223,031
Hershey
 Sr Unsecured
 04-01-13                             5.00              345,000               347,366
Kellogg
 Sr Unsecured
 03-06-13                             4.25              270,000               265,008
Molson Coors Capital Finance
 09-22-10                             4.85              640,000(c)            641,619
                                                                      ---------------
Total                                                                       3,137,429
-------------------------------------------------------------------------------------


GAS PIPELINES (1.4%)

CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75              175,000               186,897
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80              770,000               808,709
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                             6.75              110,000               114,657
Northwest Pipeline
 Sr Unsecured
 04-15-17                             5.95              300,000               294,000
Southern Natural Gas
 Sr Unsecured
 04-01-17                             5.90              185,000(d)            184,217
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                             6.40              385,000               390,775


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
Transcontinental Gas Pipe Line
 Sr Unsecured
 Series B
 08-15-11                             7.00%            $390,000              $413,400
                                                                      ---------------
Total                                                                       2,392,655
-------------------------------------------------------------------------------------


HEALTH CARE (0.1%)

Cardinal Health
 Sr Unsecured
 06-15-12                             5.65              175,000               177,868
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.1%)

Coventry Health Care
 Sr Unsecured
 08-15-14                             6.30              160,000               156,165
 03-15-17                             5.95               75,000                68,653
                                                                      ---------------
Total                                                                         224,818
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (1.2%)

Anadarko Petroleum
 Sr Unsecured
 09-15-09                             3.20              105,000(h)            103,203
 09-15-16                             5.95              440,000               452,500
EnCana
 11-01-11                             6.30              455,000(c)            476,832
EnCana
 Sr Nts
 10-15-13                             4.75              105,000(c)            103,072
XTO Energy
 Sr Unsecured
 02-01-14                             4.90               75,000                73,997
 01-31-15                             5.00              310,000               303,121
 06-30-15                             5.30              560,000               560,919
                                                                      ---------------
Total                                                                       2,073,644
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.2%)

Marathon Oil
 Sr Unsecured
 03-15-18                             5.90              330,000               333,148
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.9%)

Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                             5.13              585,000(d)            587,369
Pacific Life Global Funding
 04-15-13                             5.15              215,000(d)            216,576
Pricoa Global Funding I
 Secured
 10-18-12                             5.40              460,000(d)            463,050
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                             5.30               35,000                35,404
 04-24-13                             5.30              275,000               278,220
                                                                      ---------------
Total                                                                       1,580,619
-------------------------------------------------------------------------------------


MEDIA CABLE (1.2%)

Comcast
 03-15-11                             5.50              290,000               294,875
 03-15-16                             5.90            1,230,000(j)          1,244,457
Comcast MO of Delaware LLC
 09-01-08                             9.00              500,000               505,314
                                                                      ---------------
Total                                                                       2,044,646
-------------------------------------------------------------------------------------


MEDIA NON CABLE (2.0%)

British Sky Broadcasting Group
 02-23-09                             6.88              775,000(c)            788,905
 02-15-18                             6.10              365,000(c,d)          371,383
News America
 11-15-37                             6.65              100,000               103,369
Reed Elsevier Capital
 08-01-11                             6.75              360,000               377,161
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                             6.13              805,000               784,574
Thomson
 Sr Unsecured
 08-15-09                             4.25              310,000(c)            307,234
 10-01-14                             5.70              810,000(c,j)          786,267
                                                                      ---------------
Total                                                                       3,518,893
-------------------------------------------------------------------------------------


RAILROADS (0.6%)
Burlington Northern Sante Fe
 01-15-15                             4.88              205,000               199,926
Canadian Natl Railway
 Sr Unsecured
 05-15-18                             5.55               65,000(b,c)           65,942
CSX
 Sr Unsecured
 03-15-12                             6.30              205,000               211,270
 03-15-13                             5.75              390,000               395,075
 04-01-15                             6.25              140,000               143,010
                                                                      ---------------
Total                                                                       1,015,223
-------------------------------------------------------------------------------------


REITS (0.3%)

Brandywine Operating Partnership LP
 05-01-17                             5.70              240,000               202,220
ERP Operating LP
 Sr Unsecured
 06-15-17                             5.75              210,000               197,623
Simon Property Group LP
 Sr Unsecured
 12-01-16                             5.25               50,000                47,321
                                                                      ---------------
Total                                                                         447,164
-------------------------------------------------------------------------------------


RESTAURANTS (0.1%)

McDonald's
 Sr Unsecured
 03-01-18                             5.35              105,000               106,513
-------------------------------------------------------------------------------------


RETAILERS (0.8%)

Home Depot
 Sr Unsecured
 03-01-11                             5.20              100,000                99,458
Kohl's
 Sr Unsecured
 12-15-17                             6.25              620,000               602,052
Macys Retail Holdings
 07-15-09                             4.80              655,000               644,097
                                                                      ---------------
Total                                                                       1,345,607
-------------------------------------------------------------------------------------


SUPERMARKETS (0.3%)

Kroger
 04-15-12                             6.75              110,000               117,132
 04-15-13                             5.00              330,000               330,684
                                                                      ---------------
Total                                                                         447,816
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.6%)

Erac USA Finance
 10-15-17                             6.38            1,065,000(d)            980,109
-------------------------------------------------------------------------------------


WIRELINES (4.9%)
AT&T
 Sr Unsecured
 03-15-11                             6.25            1,700,000             1,772,427
 02-01-18                             5.50              895,000               894,866
Telecom Italia Capital
 11-15-13                             5.25              800,000(c)            767,032
 10-01-15                             5.25              560,000(c)            523,671
Telefonica Europe
 09-15-10                             7.75              705,000(c)            756,148
TELUS
 Sr Unsecured
 06-01-11                             8.00            1,965,000(c,j)        2,119,832
Verizon New York
 Sr Unsecured
 Series A
 04-01-12                             6.88            1,560,000(j)          1,643,309
Verizon Pennsylvania
 Sr Unsecured
 Series A
 11-15-11                             5.65               65,000                65,750
                                                                      ---------------
Total                                                                       8,543,035
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $176,993,128)                                                     $174,340,279
-------------------------------------------------------------------------------------





MUNICIPAL BONDS (0.3%)
NAME OF
ISSUER AND                          COUPON           PRINCIPAL
TITLE OF ISSUE                       RATE              AMOUNT                VALUE(a)


TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                            6.71%            $540,000               $477,020
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $539,946)                                                             $477,020
-------------------------------------------------------------------------------------





MONEY MARKET FUND (6.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.72%              11,744,260(o)        $11,744,260
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,744,260)                                                       $11,744,260
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $189,277,334)(p)                                                  $186,561,559
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b) At April 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $15,566,636.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2008, the value of foreign securities represented 4.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $8,307,989 or 4.8% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2008.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2008.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(j) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                           NOTIONAL AMOUNT
------------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Treasury Note, June 2008, 2-year                                         $1,200,000
SALE CONTRACTS
U.S. Long Bond, June 2008, 20-year                                             2,700,000
U.S. Treasury Note, June 2008, 5-year                                          6,600,000
U.S. Treasury Note, June 2008, 10-year                                         9,300,000


(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                     ACQUISITION
SECURITY                                 DATE           COST
-------------------------------------------------------------
Banc of America Funding*
  Collateralized Mtge Obligation
  Series 2006-2 Cl N1
  7.25% 2046                           11-14-06       $31,929


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(m) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on April 30, 2008. At April 30, 2008, the value of inverse floaters represented 0.02% of net assets.

(n) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at April 30, 2008:

                                 PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                           AMOUNT        DATE       RECEIVABLE      VALUE
----------------------------------------------------------------------------------
Federal Natl Mtge Assn
 05-01-23 5.50%                   $250,000     05-19-08      $255,117     $254,453


(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.

(p) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $189,277,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $1,679,000
Unrealized depreciation                                                       (4,394,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(2,715,000)
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
7 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
8 RIVERSOURCE LIMITED DURATION BOND FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Bond Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 27, 2008